Note 6 - Leases - Outstanding Balance of Prepaid Charter Hire (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current portion of Prepaid bareboat charter hire	$ 1,656,000	$ 1,657,000
Non-current portion of Prepaid bareboat charter hire	5,278,000	$ 6,935,000
Total	$ 6,934,000